General (Details)				1 Months Ended			12 Months Ended
	Aug. 09, 2024 USD ($)	Oct. 30, 2023 USD ($) shares	Jul. 31, 2023 USD ($) shares	Apr. 30, 2024 shares	Feb. 29, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jul. 31, 2023 ₪ / shares	Jul. 31, 2023 $ / shares	Dec. 31, 2021 USD ($)
General [Line Items]
Gross proceeds (in Dollars) | $								$ 6,695,957
Warrants cashless exercise shares				131,249	131,249	131,249
Proceeds from exercise of warrants (in Dollars) | $							1,820,001
Net loss and comprehensive loss (in Dollars) | $							(11,054,230)	(3,771,379)	(1,653,038)
Accumulated losses (in Dollars) | $							(29,477,287)	(18,423,057)
Shareholders’ deficit (in Dollars) | $							(311,641)	6,105,058	$ (1,641,930)			$ (6,616,292)
Cash and cash equivalent (in Dollars) | $							4,178,866	$ 7,428,405
Gross proceeds from direct offering (in Dollars) | $							$ 3,100,000
Pre-Funded Warrants [Member]
General [Line Items]
Number of issued shares				605,452	605,452	605,452
Warrant [Member]
General [Line Items]
Number of warrants outstanding							111,261
Maximum [Member] | Pre-Funded Warrants [Member]
General [Line Items]
Warrants cashless exercise shares							2,876,957
Maximum [Member] | Warrant [Member]
General [Line Items]
Warrants cashless exercise shares								2,876,957
Minimum [Member] | Warrant [Member]
General [Line Items]
Warrants cashless exercise shares								8,217
Ordinary Shares [Member]
General [Line Items]
Gross proceeds (in Dollars) | $			$ 7,800,000
Exercised warrant shares							1,654,546
Series A warrants [Member]
General [Line Items]
Exercised warrant shares							1,654,546
Proceeds from exercise of warrants (in Dollars) | $							$ 1,800,000
Number of warrants outstanding							2,981,818
Series B warrants [Member]
General [Line Items]
Number of issued shares				132,116	132,116	132,116
Warrants cashless exercise shares				601,367	601,367	601,367
IPO [Member]
General [Line Items]
Number of shares issued			1,950,000
Price of per share (in New Shekels per share) | $ / shares											$ 4
Gross proceeds (in Dollars) | $	$ 50,000,000
Gross proceeds (in Dollars) | $							$ 5,800,000
IPO [Member] | Ordinary Shares [Member]
General [Line Items]
Number of shares issued			1,950,000
Price of per share (in New Shekels per share) | ₪ / shares										₪ 0.02
PIPE [Member] | Pre-Funded Warrants [Member]
General [Line Items]
Number of issued shares		3,500,000						2,894,548
PIPE [Member] | Ordinary Shares [Member]
General [Line Items]
Number of shares issued		1,136,364
Purchase of ordinary shares		1
Gross proceeds (in Dollars) | $		$ 5,100,000
PIPE [Member] | Series A warrants [Member]
General [Line Items]
Number of issued shares		4,636,364
PIPE [Member] | Series B warrants [Member]
General [Line Items]
Number of issued shares		140,373						8,257